COMMITMENTS AND CONTINGENCIES - Tres Lagunas Fire (Details) - Pending litigation - Damages from fire - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Litigation information
Liability insurance coverage	$ 100
Mora San Miguel Electric Cooperative versus Old Wood, The Viveash Ranch and River Bend Ranch
Litigation information
Liability insurance coverage		$ 200